UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Short Term Real Return Fund

Eaton Vance

Short Term Real Return Fund

July 31, 2012 (Unaudited)

Eaton Vance Short Term Real Return Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust (the Trust), pursues its investment objective by investing substantially all of its investable assets in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2012, the Fund owned 0.4% of Floating Rate Portfolio’s outstanding interests, 99.9% of Inflation-Linked Securities Portfolio’s outstanding interests and less than 0.1% of Short-Term U.S. Government Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2012 is set forth below.

Eaton Vance

Short Term Real Return Fund

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 98.6%

Security		Value
Inflation-Linked Securities Portfolio (identified cost, $47,836,758)		$47,695,583

Floating Rate Portfolio (identified cost, $32,627,266)		33,013,978

Short-Term U.S. Government Portfolio (identified cost, $89,607)		90,920

Total Investments in Affiliated Portfolios (identified cost $80,553,631)		$80,800,481

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(1)	$827	$827,433

Total Short-Term Investments (identified cost $827,433)(2)		$827,433

Total Investments — 99.6% (identified cost $81,381,064)		$81,627,914

Other Assets, Less Liabilities — 0.4%		$310,814

Net Assets — 100.0%		$81,938,728

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $526.

(2)	Cost for federal income taxes is the same.

A summary of open financial instruments at July 31, 2012 is as follows:

Inflation Swaps

Counterparty	Notional Amount	Fund Pays	Fund Receives	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$3,000,000	1.270%	Return on CPI-U (NSA)	7/29/13	$87,570
Citibank NA	6,000,000	2.220	Return on CPI-U (NSA)	2/25/13	65,352
Citibank NA	3,500,000	1.735	Return on CPI-U (NSA)	6/28/13	322
Citibank NA	1,500,000	1.280	Return on CPI-U (NSA)	10/1/13	49,346
Citibank NA	8,000,000	1.775	Return on CPI-U (NSA)	11/2/13	(20,768)
Citibank NA	9,000,000	1.445	Return on CPI-U (NSA)	7/13/14	19,305

					$201,127

CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Citibank NA	$1,500,000	Pays	3-month USD- LIBOR-BBA	0.593%	10/1/12	$2,678
Citibank NA	8,000,000	Pays	3-month USD- LIBOR-BBA	0.569	11/2/13	19,555
Citibank NA	9,000,000	Pays	3-month USD- LIBOR-BBA	0.499	7/13/14	15,117
Credit Suisse International	6,000,000	Pays	3-month USD- LIBOR-BBA	0.918	2/25/13	35,594
Credit Suisse International	3,500,000	Pays	3-month USD- LIBOR-BBA	0.627	6/28/13	7,904

						$80,848

At July 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

At July 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $302,743 and $20,768, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$80,800,481	$—	$—	$80,800,481
Short-Term Investments	—	827,433	—	827,433
Total Investments	$80,800,481	$827,433	$—	$81,627,914
Swap Contracts	—	302,743	—	302,743
Total	$80,800,481	$1,130,176	$—	$81,930,657

Liability Description
Swap Contracts	$—	$(20,768)	$—	$(20,768)
Total	$—	$(20,768)	$—	$(20,768)

The Fund held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Inflation-Linked Securities Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a Portfolio of Investments) for Floating Rate Portfolio and Short-Term U.S. Government Portfolio at July 31, 2012 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Inflation-Linked Securities Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 99.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/17(1)	$6,779	$7,237,076
0.50%, 4/15/15(1)	14,211	14,879,043
0.625%, 4/15/13(1)	12,722	12,793,321
2.375%, 1/15/17(1)	10,883	12,674,134

Total U.S. Treasury Obligations (identified cost $47,724,754)		$47,583,574

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$100	$100,332

Total Short-Term Investments (identified cost $100,332)		$100,332

Total Investments — 100.0% (identified cost $47,825,086)		$47,683,906

Other Assets, Less Liabilities — 0.00%(3)		$12,764

Net Assets — 100.0%		$47,696,670

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $421.

(3)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,905,376

Gross unrealized appreciation	$57,746
Gross unrealized depreciation	(279,216)

Net unrealized depreciation	$(221,470)

Written options activity for the fiscal year to date ended July 31, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	15	$7,078
Options written	100	48,928
Options terminated in closing purchase transactions	(115)	(56,006)

Outstanding, end of period	—	$—

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Portfolio enters into options on U.S. Treasury futures contracts to enhance yield.

The Portfolio did not have any open financial instruments at July 31, 2012.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$47,583,574	$—	$47,583,574
Short-Term Investments	—	100,332	—	100,332
Total Investments	$—	$47,683,906	$—	$47,683,906

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012